PORTFOLIO OF INVESTMENTS – as of June 30, 2019 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 98.4% of Net Assets

	Aerospace & Defense – 1.7%
214,061	Aerojet Rocketdyne Holdings, Inc.(a)	$9,583,511
74,984	BWX Technologies, Inc.	3,906,666

		13,490,177

	Auto Components – 2.0%
152,445	Cooper Tire & Rubber Co.	4,809,640
72,889	Fox Factory Holding Corp.(a)	6,014,071
48,858	LCI Industries	4,397,220

		15,220,931

	Banks – 15.5%
140,404	Ameris Bancorp	5,502,433
212,126	BancorpSouth Bank	6,160,139
113,045	Bank OZK	3,401,524
160,522	Bryn Mawr Bank Corp.	5,990,681
64,410	Carolina Financial Corp.	2,260,147
176,836	Cathay General Bancorp	6,350,181
227,100	CenterState Bank Corp.	5,230,113
160,207	Chemical Financial Corp.	6,586,110
307,135	CVB Financial Corp.	6,459,049
246,129	First Financial Bancorp	5,961,244
146,760	First Financial Bankshares, Inc.	4,518,740
346,655	Home BancShares, Inc.	6,676,575
89,891	IBERIABANK Corp.	6,818,232
139,260	PacWest Bancorp	5,407,466
95,744	Pinnacle Financial Partners, Inc.	5,503,365
151,044	Popular, Inc.	8,192,627
108,832	Prosperity Bancshares, Inc.	7,188,354
40,560	Signature Bank	4,901,270
37,147	Texas Capital Bancshares, Inc.(a)	2,279,711
217,655	Triumph Bancorp, Inc.(a)	6,322,878
107,042	Wintrust Financial Corp.	7,831,193

		119,542,032

	Beverages – 0.7%
416,350	Cott Corp.	5,558,272

	Biotechnology – 0.4%
35,179	United Therapeutics Corp.(a)	2,746,073

	Building Products – 1.6%
46,323	American Woodmark Corp.(a)	3,919,852
85,931	Armstrong World Industries, Inc.	8,352,493

		12,272,345

	Capital Markets – 1.5%
325,208	Donnelley Financial Solutions, Inc.(a)	4,338,274

Shares	Description	Value (†)
Common Stocks – continued

	Capital Markets – continued
116,480	Stifel Financial Corp.	$6,879,309

		11,217,583

	Chemicals – 3.4%
212,668	AdvanSix, Inc.(a)	5,195,479
58,125	Ashland Global Holdings, Inc.	4,648,256
122,555	Cabot Corp.	5,847,099
47,399	Ingevity Corp.(a)	4,984,953
69,697	WR Grace & Co.	5,304,639

		25,980,426

	Commercial Services & Supplies – 4.0%
89,279	Clean Harbors, Inc.(a)	6,347,737
172,650	IAA, Inc.(a)	6,695,367
172,650	KAR Auction Services, Inc.	4,316,250
175,199	Kimball International, Inc.	3,053,719
160,135	Viad Corp.	10,607,342

		31,020,415

	Communications Equipment – 1.1%
272,103	Digi International, Inc.(a)	3,450,266
360,583	Viavi Solutions, Inc.(a)	4,792,148

		8,242,414

	Construction & Engineering – 0.9%
186,609	Arcosa, Inc.	7,022,097

	Distributors – 0.5%
99,819	Core-Mark Holding Co., Inc.	3,964,811

	Diversified Consumer Services – 1.6%
137,511	frontdoor, Inc.(a)	5,988,604
117,702	ServiceMaster Global Holdings, Inc.(a)	6,131,097

		12,119,701

	Diversified Financial Services – 0.8%
226,416	Cannae Holdings, Inc.(a)	6,561,536

	Diversified Telecommunication Services – 1.2%
144,502	GCI Liberty, Inc., Class A(a)	8,881,093

	Electric Utilities – 1.4%
127,026	ALLETE, Inc.	10,569,833

	Electrical Equipment – 0.7%
220,897	TPI Composites, Inc.(a)	5,460,574

	Electronic Equipment, Instruments & Components – 2.9%
108,422	Kimball Electronics, Inc.(a)	1,760,773
52,729	Littelfuse, Inc.	9,328,287
157,993	Methode Electronics, Inc.	4,513,860
15,858	Rogers Corp.(a)	2,736,774

Shares	Description	Value (†)
Common Stocks – continued

	Electronic Equipment, Instruments & Components – continued
396,612	TTM Technologies, Inc.(a)	$4,045,443

		22,385,137

	Energy Equipment & Services – 1.6%
223,506	Apergy Corp.(a)	7,496,392
156,622	C&J Energy Services, Inc.(a)	1,845,007
128,526	KLX Energy Services Holdings, Inc.(a)	2,625,786

		11,967,185

	Entertainment – 0.5%
128,200	Liberty Media Corp.-Liberty Braves(a)	3,585,754

	Food Products – 3.4%
224,605	Darling Ingredients, Inc.(a)	4,467,393
40,149	J&J Snack Foods Corp.	6,461,982
431,084	Nomad Foods Ltd.(a)	9,207,954
56,983	Post Holdings, Inc.(a)	5,924,523

		26,061,852

	Health Care Equipment & Supplies – 2.0%
112,321	Avanos Medical, Inc.(a)	4,898,319
77,360	Quidel Corp.(a)	4,588,995
187,113	Varex Imaging Corp.(a)	5,735,013

		15,222,327

	Health Care Providers & Services – 0.7%
100,333	AMN Healthcare Services, Inc.(a)	5,443,065

	Hotels, Restaurants & Leisure – 2.7%
83,950	Churchill Downs, Inc.	9,660,126
19,857	Cracker Barrel Old Country Store, Inc.	3,390,186
77,944	Marriott Vacations Worldwide Corp.	7,513,802

		20,564,114

	Household Durables – 0.7%
40,078	Helen of Troy Ltd.(a)	5,233,786

	Independent Power & Renewable Electricity Producers – 2.0%
168,813	NextEra Energy Partners LP	8,145,227
317,351	Vistra Energy Corp.	7,184,827

		15,330,054

	Industrial Conglomerates – 0.8%
162,759	Raven Industries, Inc.	5,839,793

	Insurance – 3.9%
178,589	Employers Holdings, Inc.	7,548,957
137,613	First American Financial Corp.	7,389,818
133,106	ProAssurance Corp.	4,806,458
51,406	Reinsurance Group of America, Inc.	8,020,878
47,566	Stewart Information Services Corp.	1,925,947

		29,692,058

Shares	Description	Value (†)
Common Stocks – continued

	Internet & Direct Marketing Retail – 0.5%
287,102	Qurate Retail, Inc., Class A(a)	$3,557,194

	IT Services – 5.1%
376,418	Conduent, Inc.(a)	3,609,849
115,704	CSG Systems International, Inc.	5,649,826
51,874	Euronet Worldwide, Inc.(a)	8,727,282
224,933	Genpact Ltd.	8,567,698
224,297	Perspecta, Inc.	5,250,793
37,706	WEX, Inc.(a)	7,846,618

		39,652,066

	Life Sciences Tools & Services – 0.8%
126,533	Cambrex Corp.(a)	5,923,010

	Machinery – 5.0%
61,913	Alamo Group, Inc.	6,186,966
158,976	Altra Industrial Motion Corp.	5,704,059
164,811	Columbus McKinnon Corp.	6,917,118
324,145	Harsco Corp.(a)	8,894,539
40,763	John Bean Technologies Corp.	4,937,622
69,131	Kadant, Inc.	6,277,786

		38,918,090

	Marine – 0.6%
57,662	Kirby Corp.(a)	4,555,298

	Media – 1.3%
374,795	Gray Television, Inc.(a)	6,142,890
78,466	John Wiley & Sons, Inc., Class A	3,598,451

		9,741,341

	Metals & Mining – 0.3%
507,316	Ferroglobe R&W Trust(a)(b)	—
81,689	Haynes International, Inc.	2,598,527

		2,598,527

	Multi-Utilities – 1.8%
245,544	MDU Resources Group, Inc.	6,335,035
108,521	NorthWestern Corp.	7,829,790

		14,164,825

	Multiline Retail – 0.5%
131,300	Big Lots, Inc.	3,756,493

	Oil, Gas & Consumable Fuels – 1.0%
565,046	SRC Energy, Inc.(a)	2,802,628
171,123	Viper Energy Partners LP	5,274,011

		8,076,639

	Pharmaceuticals – 1.6%
142,166	Catalent, Inc.(a)	7,706,819

Shares	Description	Value (†)
Common Stocks – continued

	Pharmaceuticals – continued
128,838	Supernus Pharmaceuticals, Inc.(a)	$4,263,249

		11,970,068

	Professional Services – 2.9%
92,412	ASGN, Inc.(a)	5,600,167
241,312	Clarivate Analytics PLC(a)	3,711,379
63,503	Insperity, Inc.	7,756,256
138,024	Korn Ferry	5,530,622

		22,598,424

	REITs - Apartments – 0.7%
119,160	American Campus Communities, Inc.	5,500,426

	REITs - Diversified – 0.7%
184,393	CorePoint Lodging, Inc.	2,284,629
132,217	Outfront Media, Inc.	3,409,877

		5,694,506

	REITs - Hotels – 0.7%
71,375	Ryman Hospitality Properties, Inc.	5,787,799

	REITs - Office Property – 0.8%
160,908	JBG SMITH Properties	6,330,121

	REITs - Shopping Centers – 0.8%
382,044	Retail Opportunity Investments Corp.	6,544,414

	REITs - Single Tenant – 1.2%
246,078	Essential Properties Realty Trust, Inc.	4,931,403
85,107	National Retail Properties, Inc.	4,511,522

		9,442,925

	REITs - Storage – 0.8%
182,971	CubeSmart	6,118,550

	REITs - Warehouse/Industrials – 2.3%
184,388	Americold Realty Trust	5,977,859
87,780	CyrusOne, Inc.	5,066,662
173,265	Rexford Industrial Realty, Inc.	6,994,708

		18,039,229

	Road & Rail – 1.5%
69,547	Genesee & Wyoming, Inc., Class A(a)	6,954,700
32,496	Old Dominion Freight Line, Inc.	4,850,353

		11,805,053

	Semiconductors & Semiconductor Equipment – 2.0%
110,653	Advanced Energy Industries, Inc.(a)	6,226,444
51,122	Mellanox Technologies Ltd.(a)	5,657,672
61,430	Versum Materials, Inc.	3,168,559

		15,052,675

Shares	Description	Value (†)
Common Stocks – continued

	Software – 1.7%
106,890	ACI Worldwide, Inc.(a)	$3,670,603
55,056	LogMeIn, Inc.	4,056,526
95,772	Verint Systems, Inc.(a)	5,150,618

		12,877,747

	Specialty Retail – 1.4%
106,551	Aaron’s, Inc.	6,543,297
189,878	Urban Outfitters, Inc.(a)	4,319,724

		10,863,021

	Technology Hardware, Storage & Peripherals – 0.5%
108,997	Cray, Inc.(a)	3,795,275

	Thrifts & Mortgage Finance – 1.7%
51,558	Federal Agricultural Mortgage Corp., Class C	3,746,204
152,408	Meta Financial Group, Inc.	4,275,044
214,056	OceanFirst Financial Corp.	5,319,292

		13,340,540

	Total Common Stocks (Identified Cost $537,473,500)	757,899,694

Principal Amount	Description	Value (†)
Short-Term Investments – 1.3%
$10,097,336	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/28/2019 at 1.500% to be repurchased at $10,098,598 on 7/01/2019 collateralized by $9,935,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $10,303,211 including accrued interest(c) (Identified Cost $10,097,336)	$10,097,336

	Total Investments – 99.7% (Identified Cost $547,570,836)	767,997,030
	Other assets less liabilities – 0.3%	2,586,702

	Net Assets – 100.0%	$770,583,732

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at a cost of $0. At June 30, 2019, the value of this security amounted to $0.
(c)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2019, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2019, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$757,899,694	$—	$—	$757,899,694
Short-Term Investments	—	10,097,336	—	10,097,336

Total	$757,899,694	$10,097,336	$—	$767,997,030

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended June 30, 2019, there were no transfers among Levels 1, 2 and 3.

Industry Summary at June 30, 2019 (Unaudited)

Banks	15.5%
IT Services	5.1
Machinery	5.0
Commercial Services & Supplies	4.0
Insurance	3.9
Food Products	3.4
Chemicals	3.4
Professional Services	2.9
Electronic Equipment, Instruments & Components	2.9
Hotels, Restaurants & Leisure	2.7
REITs - Warehouse/Industrials	2.3
Independent Power & Renewable Electricity Producers	2.0
Health Care Equipment & Supplies	2.0
Auto Components	2.0
Semiconductors & Semiconductor Equipment	2.0
Other Investments, less than 2% each	39.3
Short-Term Investments	1.3

Total Investments	99.7
Other assets less liabilities	0.3

Net Assets	100.0%